Right of Use Assets and Lease Liabilities - Disclosure of right-of-use assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets, beginning of year	$ 5,479,555	$ 4,124,563
Depreciation	(874,660)	(730,803)	$ (785,306)
Additions to RoU Assets	0	2,506,822
Removal of RoU assets	0	(25,000)
Change from lease modification	0	(167,015)
Change from lease adjustment	(35,559)	(229,012)
Right of Use Assets, end of year	$ 4,569,336	$ 5,479,555	$ 4,124,563